Other Assets and Liabilities (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	¥ 2,490,956	¥ 1,122,247
Prepaid pension cost	712,523	403,654
Collateral provided for derivative transactions	673,511	466,420
Miscellaneous receivables	303,844	315,037
Margins provided for futures contracts	207,381	147,376
Security deposits	113,354	121,675
Loans held for sale	4,583	58,745
Other	612,452	563,841
Total	5,118,604	3,198,995
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,894,023	1,325,455
Miscellaneous payables	925,322	473,028
Collateral accepted for derivative transactions	737,032	432,820
Guaranteed trust principal	561,364	591,647
Margins accepted for futures contracts	386,082	289,381
Factoring amounts owed to customers	290,718	382,189
Unearned income	138,681	141,735
Other	1,001,641	785,768
Total	¥ 5,934,863	¥ 4,422,023